Statements of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 16,542,875
Net appreciation in fair value of investments	21,773,599
Total investment income	38,316,474
Interest income on loans to participants	463,645
Contributions:
Employer	7,975,260
Employee	15,093,713
Rollovers	33,389,326
Total contributions	56,458,299
Total additions	95,238,418
DEDUCTIONS
Distributions to participants	33,022,830
Administrative expenses	251,940
Total deductions	33,274,770
Net increase	61,963,648
Net assets available for benefits:
Beginning of year	238,159,731
End of year	$ 300,123,379